Segment information - Geographical areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical location
Total Revenue	$ 26,617	$ 24,384	$ 22,090
UK | Operating segments
Disclosure of geographical location
Total Revenue	1,741	1,822	2,390
External
Disclosure of geographical location
Total Revenue	24,876	22,562	19,700
Europe | Operating segments
Disclosure of geographical location
Total Revenue	4,836	4,162	3,820
France | Operating segments
Disclosure of geographical location
Total Revenue	653	578	617
Germany | Operating segments
Disclosure of geographical location
Total Revenue	937	704	592
Italy | Operating segments
Disclosure of geographical location
Total Revenue	431	396	426
Spain | Operating segments
Disclosure of geographical location
Total Revenue	398	359	396
Sweden | Operating segments
Disclosure of geographical location
Total Revenue	1,026	834	477
Others | Operating segments
Disclosure of geographical location
Total Revenue	1,391	1,291	1,312
The Americas | Operating segments
Disclosure of geographical location
Total Revenue	10,312	9,327	8,529
Canada | Operating segments
Disclosure of geographical location
Total Revenue	596	466	483
US | Operating segments
Disclosure of geographical location
Total Revenue	8,955	8,047	7,240
Others | Operating segments
Disclosure of geographical location
Total Revenue	761	814	806
Asia, Africa And Australasia | Operating segments
Disclosure of geographical location
Total Revenue	9,728	9,073	7,351
Australia | Operating segments
Disclosure of geographical location
Total Revenue	282	266	313
China | Operating segments
Disclosure of geographical location
Total Revenue	5,345	4,867	3,778
Japan | Operating segments
Disclosure of geographical location
Total Revenue	2,567	2,522	1,952
Others | Operating segments
Disclosure of geographical location
Total Revenue	$ 1,534	$ 1,418	$ 1,308